Revenue and related balances - Contract costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Beginning balance	$ 24,791	$ 20,058	$ 17,144
Contract costs	29,325	19,121
Effects of foreign exchange	918	(594)
Ending balance	24,791	20,058
Current	9,696	7,452
Non-current	15,095	12,606
Contract assets	24,791	20,058	$ 17,144
Amortization expense - acquisition costs
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Amortization expense	(6,583)	(5,137)
Amortization expense - fulfillment costs
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Amortization expense	$ (18,927)	$ (10,476)